Statements of Net Assets Available for Benefits - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at Fair Value	$ 0	$ 2,627,180
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	627,232,739	594,940,751
Total investments	627,232,739	597,567,931
Receivables:
Notes receivable from participants	11,712,917	10,431,569
Company contributions	2,226,815	9,232,039
Participant contributions	0	471,768
Total receivables	13,939,732	20,135,376
Net assets available for benefits	$ 641,172,471	$ 617,703,307